Note 23 - Useful Lives of Other Amortized Intangible Assets by Asset Class (Detail) - Useful lives in years up to [Member]	Dec. 31, 2019
Internally generated intangible assets:
Software up to	10
Purchased intangible assets:
Customer-related intangible assets up to	20
Other up to	80